Consolidated Statements of Operations - USD ($)		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Revenues		$ 36,908	$ 206,753	$ 494,661	$ 2,140,871
Cost of revenues		1,477,845	352,179	2,078,125	2,399,459
Gross loss		(1,440,937)	(145,426)	(1,583,464)	(258,588)
Operating expenses:
Selling expenses			19,426	63,525	78,952
General and administrative expenses		1,759,644	1,582,060	11,867,931	4,304,138
Research and development expenses (recovery)		(46,402)	1,905,166	6,748,994	6,389,268
Total operating expenses		1,713,242	3,506,652	18,680,450	10,772,358
Formation and operating costs		1,713,242	3,506,652	18,680,450	10,772,358
Loss from operations		(3,154,179)	(3,652,078)	(20,263,914)	(11,030,946)
Other income (expenses):
Interest expense				(1,145,165)
Change in fair value of warrant liability				1,903,436
Other Income		78,273	(222)	178,828	293,641
Loss before income tax provision		(3,857,583)	(3,705,870)	(22,233,949)	(10,254,285)
Income tax expense			(19,661)		(19,661)
Net loss		$ (3,864,307)	$ (4,071,132)	$ (23,087,172)	$ (11,299,066)
Basic	[1]	62,547,298	46,291,743	57,515,446	43,917,191
Interest expenses, net		$ (660,226)	$ (5,699)	$ (1,145,176)	$ (19,540)
Gain (Loss) on foreign currency transaction		241	(23,087)	(10,179)	65,454
Gain (Loss) on disposal of fixed assets		255		(936)
Impairment on fixed assets		(34,132)		(1,599,985)
Equity in earnings of investee			(6,610)	(11,640)	4,126
Gain (loss) on sale of investment securities			(18,174)		432,980
Loss on debt extinguishment		(666,641)		(666,641)
Gain on fair value adjustments of warrant		703,764		1,903,436
Gain (loss) on fair value adjustments of derivative		(124,938)		470,735
Derivative expense				(1,088,477)
Other income (expenses), net		78,273	(222)	178,828	293,641
Total other income (expenses)		(703,404)	(53,792)	(1,970,035)	776,661
Net loss from continuing operations		(3,857,583)	(3,725,531)	(22,233,949)	(10,273,946)
Discontinued operations (Note 25)
Loss from discontinued operations		(6,724)	(345,601)	(853,223)	(1,025,120)
Loss on discontinued operations		(6,724)	(345,601)	(853,223)	(1,025,120)
Other comprehensive income:
Foreign currency translation adjustment		(296,946)	919,736	1,995,904	(760,659)
Total other comprehensive loss		(296,946)	919,736	1,995,904	(760,659)
Total comprehensive loss		$ (4,161,253)	$ (3,151,396)	$ (21,091,268)	$ (12,059,725)
Net loss per common share from continuing operations
Basic		$ (0.06)	$ (0.08)	$ (0.38)	$ (0.23)
Anti-Diluted		(0.06)	(0.08)	(0.38)	(0.23)
Net Income (loss) per common share from discontinued operations
Basic		(0.00)	(0.01)	(0.01)	(0.02)
Anti-Diluted		$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)
Effect of dilutive securities
Convertible debt	[1]	3,697,046		2,880,633
Conversion of option warrants		15,705,700	5,215,944	12,237,431	4,607,744
Diluted	[1]	81,950,044	51,507,687	72,633,510	48,524,935
Pono Capital Corp [Member]
Operating expenses:
Total operating expenses						$ 413,230	$ 2,102,272
Formation and operating costs						413,230	2,102,272
Franchise tax expenses						120,647	200,000
Loss from operations						(533,877)	(2,302,272)
Other income (expenses):
Bank incentive						5
Interest earned on marketable securities held in trust account						3,213
Interest expense							(8,321)
Dividends earned on marketable securities held in Trust Account							1,702,524
Gain on change in fair value of Sponsor Working Capital Loan							17,400
Change in fair value of warrant liability						5,621,902	3,612,764
Offering costs allocated to warrants						(505,696)
Other Income						5,119,424	5,324,367
Loss before income tax provision						4,585,547	3,022,095
Income tax expense							(289,122)
Net loss						$ 4,585,547	$ 2,732,973
Basic						2,205,882	2,875,000
Other income (expenses), net						$ 5,119,424	$ 5,324,367
Pono Capital Corp [Member] | Common Class A [Member]
Other income (expenses):
Net loss						$ 3,224,096	$ 2,207,686
Basic						5,223,819	12,083,113
Basic and diluted net income per common stock						$ 0.62	$ 0.18
Pono Capital Corp [Member] | Common Class B [Member]
Other income (expenses):
Net loss						$ 1,361,451	$ 525,287
Basic						2,205,882	2,875,000
Basic and diluted net income per common stock						$ 0.62	$ 0.18

[1]	Retrospectively restated for effect of the business combination on February 6, 2023.